Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Finite Lived Intangible Assets Future Amortization Expense Abstract
2025 (remainder)	$ 142
2026	605	$ 580
2027	598	640
2028	122	568
Thereafter	0	0
Total	$ 1,467	$ 1,802